Other Operating Expenses	12 Months Ended
Dec. 31, 2014
Other Operating Expenses [Abstract]
Other Operating Expenses

21.  Other Operating Expenses

	For the Years Ended December 31,
	2014	2013	2012
Litigation settlement of VITAS segment	$-	$10,500	$-
Settlements of Roto-Rooter segment	-	15,721	-
Severance and other operating costs related
to closing Roto-Rooter's HVAC business	-	-	1,126
Total other operating expenses	$-	$26,221	$1,126

In August 2012, Roto-Rooter management made the decision to shut down its one remaining heating, ventilation and air conditioning (HVAC) business located in Baltimore, Maryland.  The HVAC business was a portion of a larger business which included plumbing operations.  The plumbing and HVAC businesses shared facilities and administrative functions.  The costs and related cash flows of these shared facilities and administrative functions were not separately tracked or allocated for the HVAC operation.  As a result, the HVAC business does not qualify for discontinued operation treatment under US GAAP.  The operating results of the HVAC operation are reported in continuing operations in the consolidated financial statements for all periods presented.  The pretax costs incurred in conjunction with the shut-down were $1.1 million and are recorded in other operating expenses.  The costs comprise mainly severance and lease termination costs.